Concentrations and Risks	12 Months Ended
Dec. 31, 2011
Concentrations and Risks
Concentrations and Risks

3.                        Concentrations and Risks

(a)                    Bandwidth and server custody service provider

The Group relied on telecommunications service providers and their affiliates for bandwidth and server custody service to support its operations during fiscal years 2009, 2010 and 2011 as follows:

	For the year ended December 31,
	2009	2010	2011
Total number of telecommunications service providers	11	12	12
Service providers providing 10% or more of the Company’s requirements	2	3	3
Total % of the Company’s requirements provided by 10% or greater service providers	85.3%	87.9%	86.6%

(b)                    Credit risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, time deposits, restricted cash, accounts receivable and held-to-maturity investments. As of December 31, 2010 and 2011, substantially all of the Company’s cash equivalents, time deposits and restricted cash were held in major financial institutions located in the PRC or Hong Kong, which management consider being of high credit quality. Accounts receivable are typically unsecured and are generally derived from revenue earned from advertising services. No single customer has a receivable balance exceeding 10% of the total accounts receivable balance for the years ended 31 December, 2010 and 2011.

The held-to-maturity investments consist of the investment of fixed-rate corporate bonds of well-known Chinese companies, with a maturity date within one year as of the purchase date, all of those investments have a credit rating of Aa or Aaa by Moody’s Investors Service, or AA or AAA by Standard & Poor’s Corp., or an equivalent rating by another reputable PRC licensed rating service agency. The effective yields of those investments range from 4.27% to 5.65% per annum and have fixed maturity dates within 12 months from the purchase date. Any negative events or deterioration in financial well-being with respect to the counterparties of the above investments and the underlying collateral may cause a material loss to the Company and have a material effect on the Company’s financial condition and results of operations.

(c)                    Major Customers

No single customer represented 10% or more of the Company’s total revenues for the years ended December 31, 2009, 2010 and 2011.

(d)                    Online Games

The Company derived a combined total of 83.1%, 84.4% and 83.6% of its total net revenues for the years ended December 31, 2009, 2010 and 2011, respectively from several of the Company’s self-developed massively multi-player online role-playing games, including Fantasy Westward Journey, Westward Journey Online II, Tianxia III (a comprehensive upgrade from Tianxia II), Ghost and Heroes of Tang Dynasty as well as World of Warcraft, a game developed by and licensed from Blizzard.

(e)                    Chinese Regulations

The Chinese market in which the Group operates exposes the Company to certain macro-economic and regulatory risks and uncertainties. These uncertainties extend to the ability of the Group to provide Internet services through contractual arrangements in China as this industry remains highly regulated. The Chinese government may issue from time to time new laws or new interpretations on existing laws to regulate this industry. Regulatory risk also encompasses the interpretation by the tax authorities of current tax laws, the status of properties leased for the Group’s operations, its legal structure and scope of operations in China, which could be subject to further restrictions resulting in limitations on the Company’s ability to conduct business in China. The Chinese government may also require the Company to restructure its operations entirely if it finds that its contractual arrangements do not comply with the applicable laws and regulations. It is unclear how such a restructuring could impact the Company’s business and operating results, as the Chinese government has not yet found any such contractual arrangements non-compliant. However, any such restructuring may cause significant disruption to the Company’s business operations.